Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 21,556	$ 0	$ 0
Revenues [Abstract]
Vessel revenue	224,579	242,502	162,205
Vessel revenue-related party pools	203,023	242,502	162,205
Operating Expenses [Abstract]
Voyage expenses	2,252	549	257
Voyage expenses- related party	1,948	0	172
Vessel operating costs	87,884	90,276	77,272
Vessel operating costs-related party	13,237	15,199	9,392
Charterhire expense-third party	17,224	4,176
Charterhire expense	17,224	4,176	5,392
Vessel depreciation	54,224	56,607	48,510
General and administrative expenses	21,901	23,869	22,359
General and administrative expenses-related party	10,072	8,516	6,722
Loss or writedown on assets held for sale-third party	(36,475)	0
Loss / write down on assets held for sale			17,354
Loss / write down on assets held for sale-related party	814	0	347
Total operating expenses	246,031	199,192	187,777
Operating loss	(21,452)	43,310	(25,572)
Other income (expense) [Abstract]
Interest income	1,450	1,107	1,100
Investment in 2020 Bulkers, Change in Fair Value	47	0	0
Income from equity investment-related party	116,878
Gain (Loss) on Investments	116,925	(7,178)
Investment Income, Nonoperating			0
Foreign exchange loss	(115)	(68)	(292)
Financial expense, net	52,154	49,869	34,962
Total other (loss) income	66,106	(56,008)	(34,154)
Net Income (Loss) Attributable to Parent	$ 44,654	$ (12,698)	$ (59,726)
Basic weighted average common shares outstanding		71,827	71,794
Weighted average shares basic	68,087	71,827	71,794
Diluted weighted average common shares outstanding	69,532	71,827	71,794
Basic loss per share (USD per share)	$ 0.66	$ (0.18)	$ (0.83)
Diluted loss per share (USD per share)	$ 0.64	$ (0.18)	$ (0.83)